Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease

The Company has lease agreements for office space and equipment with terms extending to 2023. The aggregate minimum annual lease payments under these agreements are as follows:

Amount
2014	$672
2015	674
2016	634
2017	553
2018 and thereafter	2,730

$5,263